Total
WHITE OAK SELECT GROWTH FUND
White Oak Select Growth Fund SUMMARY
Investment Goal
The Fund seeks long-term capital growth.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WHITE OAK SELECT GROWTH FUND WHITE OAK SELECT GROWTH FUND
Management Fees	0.74%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.93%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund’s Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WHITE OAK SELECT GROWTH FUND | WHITE OAK SELECT GROWTH FUND | USD ($)	95	296	515	1,143

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of established U.S. companies with large market capitalization, or large cap companies. In selecting investments for the Fund, the Adviser chooses stocks of companies which it believes have above-average growth potential at attractive prices. The Fund will generally hold between 20 and 30 common stocks. The Adviser considers large cap companies to have market capitalizations at the time of purchase of $15 billion or greater.

The Adviser’s investment process begins with a top-down analysis of sectors and industries that it believes have the best potential for long-term growth based on an overall analysis of the macroeconomic environment. It then searches for the most attractive opportunities within those areas, based on a qualitative and quantitative analysis. The Adviser’s investment strategy often involves overweighting the Fund’s position in the sectors and industries which it believes hold the most growth potential relative to the weightings such sectors and industries represent in the Fund’s benchmark. The Adviser purchases companies for the long-term and seeks to keep the Fund’s portfolio turnover to a minimum relative to its peers. The Fund invests primarily in common stocks of U.S. companies, but may, to a lesser extent, invest in equity REITs, common stocks of foreign companies and American Depositary Receipts (“ADRs”) that meet the investment criteria of the Fund. The Adviser may sell a security if the reason for its original purchase changes or when it believes better opportunities are available.

The Fund has adopted a policy that it will invest at least 80% of its net assets, under normal circumstances, in equity securities. This policy may be changed by the Fund upon 60 days’ notice to shareholders.

Principal Risks of Investing in the Fund

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Investment Focus Risk: Although the Fund is diversified, because the Fund may invest a significant portion of its assets in the sectors and industries which it believes hold the most growth potential, poor performance or adverse economic events affecting one or more of these overweighted sectors or industries could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

The bar chart shows changes in the Fund’s performance from calendar year to calendar year.

BEST QUARTER	WORST QUARTER
19.91%	(18.72)%
6/30/2020	6/30/2022

Average Annual Total Returns
This table compares the Fund’s Class I shares average annual total returns for the periods ended December 31, 2023 to those of the S&P 500® Total Return Index.
Average Annual Total Returns - WHITE OAK SELECT GROWTH FUND		Label	1 Year	5 Years	10 Years
WHITE OAK SELECT GROWTH FUND		Returns Before Taxes	26.47%	12.12%	10.70%
WHITE OAK SELECT GROWTH FUND | Returns After Taxes on Distributions	[1]		25.05%	11.35%	10.18%
WHITE OAK SELECT GROWTH FUND | Returns After Taxes on Distributions and Sale of Fund Shares	[1]		16.70%	9.66%	8.81%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)			26.29%	15.69%	12.03%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WHITE OAK SELECT GROWTH FUND | Equity Securities Risk [Member]

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

WHITE OAK SELECT GROWTH FUND | Foreign Securities Risk [Member]

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

WHITE OAK SELECT GROWTH FUND | Growth Investing Risk [Member]

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

WHITE OAK SELECT GROWTH FUND | Investment Focus Risk [Member]

Investment Focus Risk: Although the Fund is diversified, because the Fund may invest a significant portion of its assets in the sectors and industries which it believes hold the most growth potential, poor performance or adverse economic events affecting one or more of these overweighted sectors or industries could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

WHITE OAK SELECT GROWTH FUND | Large Cap Risk [Member]

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

WHITE OAK SELECT GROWTH FUND | Management Risk [Member]
Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.
WHITE OAK SELECT GROWTH FUND | Market Risk [Member]
Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.
WHITE OAK SELECT GROWTH FUND | REITs Risk [Member]

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

PIN OAK EQUITY FUND
Pin Oak Equity Fund SUMMARY
Investment Goal
The Fund seeks long-term capital growth.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PIN OAK EQUITY FUND PIN OAK EQUITY FUND
Management Fees	0.74%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.98%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund’s Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PIN OAK EQUITY FUND | PIN OAK EQUITY FUND | USD ($)	100	312	542	1,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of U.S. companies that the Adviser believes have above-average growth potential at attractive prices. The Adviser generally does not base stock selections on a company’s size, but rather on assessment of its fundamental outlook. As a result, the Fund may own stocks of all market capitalizations, or all cap. The Fund will generally hold between 25 and 40 common stocks.

The Adviser’s investment process begins with an analysis of the economy and various macroeconomic factors, followed by an evaluation of sectors and industries. It then focuses on the most attractive companies in these areas based on qualitative and quantitative factors. The Adviser’s investment strategy often involves overweighting the Fund’s position in the sectors and industries the Adviser believes offer the best risk-reward; this can result in significant differences in weightings between the Fund and its benchmark. The Adviser invests with a long-term focus and seeks to keep the Fund’s portfolio turnover to a minimum relative to its peers. The Fund invests primarily in common stocks of U.S. companies, but may, to a lesser extent, invest in equity REITs, common stocks of foreign companies and American Depositary Receipts (“ADRs”) that meet the investment criteria of the Fund. The Adviser may sell a security if the reason for its original purchase changes or when it believes better opportunities are available.

The Fund has adopted a policy that it will invest at least 80% of its net assets, under normal circumstances, in equity securities. This policy may be changed by the Fund upon 60 days’ notice to shareholders.

Principal Risks of Investing in the Fund

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/ or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Investment Focus Risk: Although the Fund is diversified, because the Fund may invest a significant portion of its assets in the sectors and industries which it believes offer the best risk-reward, poor performance or adverse economic events affecting one or more of these overweighted sectors or industries could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

The bar chart shows changes in the Fund’s performance from calendar year to calendar year.

BEST QUARTER	WORST QUARTER
20.42%	(22.25)%
6/30/2020	3/31/2020

Average Annual Total Returns
This table compares the Fund’s Class I shares average annual total returns for the periods ended December 31, 2023 to those of the Morningstar U.S. Market Index.
Average Annual Total Returns - PIN OAK EQUITY FUND		Label	1 Year	5 Years	10 Years
PIN OAK EQUITY FUND		Returns Before Taxes	27.16%	10.28%	9.13%
PIN OAK EQUITY FUND | Returns After Taxes on Distributions	[1]		24.87%	8.97%	8.18%
PIN OAK EQUITY FUND | Returns After Taxes on Distributions and Sale of Fund Shares	[1]		17.72%	8.14%	7.38%
Morningstar US Market Index (reflects no deduction for fees, expenses, or taxes)			26.43%	15.25%	11.60%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PIN OAK EQUITY FUND | Equity Securities Risk [Member]

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/ or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

PIN OAK EQUITY FUND | Foreign Securities Risk [Member]

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

PIN OAK EQUITY FUND | Growth Investing Risk [Member]

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

PIN OAK EQUITY FUND | Investment Focus Risk [Member]

Investment Focus Risk: Although the Fund is diversified, because the Fund may invest a significant portion of its assets in the sectors and industries which it believes offer the best risk-reward, poor performance or adverse economic events affecting one or more of these overweighted sectors or industries could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

PIN OAK EQUITY FUND | Large Cap Risk [Member]

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

PIN OAK EQUITY FUND | Management Risk [Member]
Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.
PIN OAK EQUITY FUND | Market Risk [Member]
Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.
PIN OAK EQUITY FUND | REITs Risk [Member]

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

PIN OAK EQUITY FUND | Mid Cap Risk [Member]

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

PIN OAK EQUITY FUND | Small Cap Risk [Member]

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

ROCK OAK CORE GROWTH FUND
Rock Oak Core Growth Fund SUMMARY
Investment Goal
The Fund seeks long-term capital growth.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ROCK OAK CORE GROWTH FUND ROCK OAK CORE GROWTH FUND
Management Fees	0.74%
Other Expenses	0.86%
Total Annual Fund Operating Expenses	1.60%
Less Fee Waivers and Expense Reimbursements	(0.35%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.25%
[1]	Oak Associates, ltd. (the “Adviser”) has contractually agreed for a period of one year from the date of this Prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any, to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund’s Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, that you reinvest all dividends and distributions, and that the contractual fee waiver/expense reimbursement is in place for the first year only.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ROCK OAK CORE GROWTH FUND | ROCK OAK CORE GROWTH FUND | USD ($)	127	471	838	1,871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of mid capitalization companies, though the Fund may also hold positions in large market capitalization companies. In selecting investments for the Fund, the Adviser chooses stocks of companies which it believes have above-average growth potential at attractive prices. The Fund will generally hold between 25 and 40 common stocks. The Adviser considers mid cap companies to be those with market capitalizations at the time of purchase between $5 billion and $15 billion or those with market capitalizations similar in size or range to the benchmark index at the time of purchase.

The Adviser utilizes a combined approach of “top-down” analysis and “bottom-up” stock selection. The “top-down” approach takes into consideration such factors as long-term economic, demographic and geopolitical themes. These include such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. As a result of the “top-down” analysis, the Adviser identifies sectors, industries and companies which it believes should benefit from the overall themes that the Adviser has observed. As part of its “bottom-up” stock selection, the Adviser then looks for individual companies with earnings growth potential that should, in the Adviser’s opinion, exceed the earnings growth rate of the overall market over the long-term, and that may not be fully recognized by the market at large. In determining whether a particular company is suitable for investment, the Adviser focuses on a number of different attributes including the company’s specific market expertise or dominance, its competitive durability and pricing power, solid fundamentals, strong and ethical management, apparent commitment to shareholder interests and reasonable valuations in the context of projected growth rates. The Adviser’s investment strategy often involves overweighting the Fund’s position in the sectors and industries which it believes hold the most growth potential relative to the weightings such sectors and industries represent in the Fund’s benchmark. The Fund invests primarily in common stocks of U.S. companies, but may, to a lesser extent, invest in equity REITs, common stocks of foreign companies and American Depositary Receipts (“ADRs”). The Adviser may sell a security if the reason for its original purchase changes or when it believes better opportunities are available.

Principal Risks of Investing in the Fund

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Investment Focus Risk: Although the Fund is diversified, because the Fund may invest a significant portion of its assets in the sectors and industries which it believes hold the most growth potential, poor performance or adverse economic events affecting one or more of these overweighted sectors or industries could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

The bar chart shows changes in the Fund’s performance from calendar year to calendar year.

BEST QUARTER	WORST QUARTER
19.55%	(21.60)%
6/30/2020	3/31/2020

Average Annual Total Returns
This table compares the Fund’s Class I shares average annual total returns for the periods ended December 31, 2023 to those of the Morningstar U.S. Mid Cap Index.
Average Annual Total Returns - ROCK OAK CORE GROWTH FUND		Label	1 Year	5 Years	10 Years
ROCK OAK CORE GROWTH FUND		Returns Before Taxes	15.57%	7.12%	6.70%
ROCK OAK CORE GROWTH FUND | Returns After Taxes on Distributions	[1]		15.37%	5.93%	5.67%
ROCK OAK CORE GROWTH FUND | Returns After Taxes on Distributions and Sale of Fund Shares	[1]		9.35%	5.55%	5.26%
Morningstar U.S. Mid Cap Index (reflects no deduction for fees, expenses or taxes)			16.24%	13.38%	10.01%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ROCK OAK CORE GROWTH FUND | Equity Securities Risk [Member]

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

ROCK OAK CORE GROWTH FUND | Foreign Securities Risk [Member]

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

ROCK OAK CORE GROWTH FUND | Growth Investing Risk [Member]

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

ROCK OAK CORE GROWTH FUND | Investment Focus Risk [Member]

Investment Focus Risk: Although the Fund is diversified, because the Fund may invest a significant portion of its assets in the sectors and industries which it believes hold the most growth potential, poor performance or adverse economic events affecting one or more of these overweighted sectors or industries could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

ROCK OAK CORE GROWTH FUND | Large Cap Risk [Member]

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

ROCK OAK CORE GROWTH FUND | Management Risk [Member]
Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.
ROCK OAK CORE GROWTH FUND | Market Risk [Member]
Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.
ROCK OAK CORE GROWTH FUND | REITs Risk [Member]

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

ROCK OAK CORE GROWTH FUND | Mid Cap Risk [Member]

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

RIVER OAK DISCOVERY FUND
River Oak Discovery Fund SUMMARY
Investment Goal
The Fund seeks long-term capital growth.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RIVER OAK DISCOVERY FUND RIVER OAK DISCOVERY FUND
Management Fees	0.74%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.16%

Example
This Example is intended to help you compare the cost of investing in the Fund’s Class I shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
RIVER OAK DISCOVERY FUND | RIVER OAK DISCOVERY FUND | USD ($)	118	368	638	1,409

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of U.S. companies with small market capitalization, or small cap companies. In selecting investments for the Fund, the Adviser chooses stocks of companies which it believes have above-average growth potential at attractive prices. The Fund will generally hold between 30 and 40 common stocks. The Adviser considers small cap companies to be those with market capitalizations at the time of purchase below $5 billion or those with market capitalizations similar in size or range to the benchmark index at the time of purchase.

The Adviser utilizes a combined approach of “top-down” analysis and “bottom-up” stock selection. The “top-down” approach takes into consideration such factors as long-term economic, demographic and geopolitical themes. These include such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. As a result of the “top-down” analysis, the Adviser identifies sectors, industries and companies which it believes should benefit from the overall themes that the Adviser has observed. As part of its “bottom-up” stock selection, the Adviser then looks for individual companies with earnings growth potential that should exceed the earnings growth rate of the overall market over the long-term, and that may not be fully recognized by the market at large. In determining whether a particular company is suitable for investment, the Adviser focuses on a number of different attributes including the company’s specific market expertise or dominance, its competitive durability and pricing power, solid fundamentals, strong and ethical management, apparent commitment to shareholder interests and reasonable valuations in the context of projected growth rates. The Adviser’s investment strategy often involves overweighting the Fund’s position in the sectors and industries which it believes hold the most growth potential relative to the weightings such sectors and industries represent in the Fund’s benchmark. The Fund invests primarily in common stocks of U.S. companies, but may, to a lesser extent, invest in equity REITs, common stocks of foreign companies and American Depositary Receipts (“ADRs”). The Adviser may sell a security if the reason for its original purchase changes or when it believes better opportunities are available among similar companies.

Principal Risks of Investing in the Fund

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Information Technology Sector Risk: As of its most recently completed fiscal year, the Fund held investments in the information technology sector that represented a material portion of the Fund’s asset value. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

Investment Focus Risk: Although the Fund is diversified, because the Fund may invest a significant portion of its assets in the sectors and industries which it believes hold the most growth potential, poor performance or adverse economic events affecting one or more of these overweighted sectors or industries could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

The bar chart shows changes in the Fund’s performance from calendar year to calendar year.

BEST QUARTER	WORST QUARTER
37.50%	(29.25)%
12/31/2020	3/31/2020

Average Annual Total Returns
This table compares the Fund’s Class I shares average annual total returns for the periods ended December 31, 2023 to those of the Morningstar U.S. Small Cap Index.
Average Annual Total Returns - RIVER OAK DISCOVERY FUND		Label	1 Year	5 Years	10 Years
RIVER OAK DISCOVERY FUND		Returns Before Taxes	8.18%	14.10%	7.80%
RIVER OAK DISCOVERY FUND | Returns After Taxes on Distributions	[1]		8.18%	12.36%	5.83%
RIVER OAK DISCOVERY FUND | Returns After Taxes on Distributions and Sale of Fund Shares	[1]		4.84%	11.21%	5.79%
Morningstar U.S. Small Cap Index (reflects no deduction for fees, expenses or taxes)			20.59%	10.88%	7.56%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

RIVER OAK DISCOVERY FUND | Equity Securities Risk [Member]

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

RIVER OAK DISCOVERY FUND | Foreign Securities Risk [Member]

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

RIVER OAK DISCOVERY FUND | Growth Investing Risk [Member]

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

RIVER OAK DISCOVERY FUND | Investment Focus Risk [Member]

Investment Focus Risk: Although the Fund is diversified, because the Fund may invest a significant portion of its assets in the sectors and industries which it believes hold the most growth potential, poor performance or adverse economic events affecting one or more of these overweighted sectors or industries could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

RIVER OAK DISCOVERY FUND | Management Risk [Member]
Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.
RIVER OAK DISCOVERY FUND | Market Risk [Member]
Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.
RIVER OAK DISCOVERY FUND | REITs Risk [Member]

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

RIVER OAK DISCOVERY FUND | Mid Cap Risk [Member]

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

RIVER OAK DISCOVERY FUND | Small Cap Risk [Member]

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

RIVER OAK DISCOVERY FUND | Information Technology Sector Risk [Member]

Information Technology Sector Risk: As of its most recently completed fiscal year, the Fund held investments in the information technology sector that represented a material portion of the Fund’s asset value. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

RED OAK TECHNOLOGY SELECT FUND
Red Oak Technology Select Fund SUMMARY
Investment Goal
The Fund seeks long-term capital growth.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RED OAK TECHNOLOGY SELECT FUND RED OAK TECHNOLOGY SELECT FUND
Management Fees	0.74%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.94%

Example
This Example is intended to help you compare the cost of investing in the Fund’s Class I shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
RED OAK TECHNOLOGY SELECT FUND | RED OAK TECHNOLOGY SELECT FUND | USD ($)	96	300	520	1,155

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of companies which produce, design, or market technology products or services; rely extensively on technology in their product development or operations; or which the Adviser expects to benefit from technological advances and improvements. The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in technology companies which develop, produce or distribute products or services related to computers, semi-conductors and electronics, but will regularly invest in these and other technology companies well in excess of this amount, as further described below. The Fund invests primarily in common stocks of U.S. companies, but may, to a lesser extent, invest in equity REITs, common stocks of foreign companies and American Depositary Receipts (“ADRs”) that meet the investment criteria of the Fund.

The Adviser identifies what it believes to be the most attractive areas within technology and then narrows its search to individual stocks. The Adviser generally does not base stock selections on a company’s size, but rather on the Adviser’s assessment of its fundamental outlook. Nonetheless, the Fund tends to own stocks of more-established companies of mid to large size.

The Adviser invests with a long-term focus and seeks to keep the Fund’s portfolio turnover to a minimum relative to its peers. The Adviser may sell a security if the reason for its original purchase changes or when it believes better opportunities are available among technology companies.

The Fund has adopted a policy that it will invest at least 80% of its net assets, under normal circumstances, in equity securities of companies operating in the technology sector, as determined by the Adviser. This policy may be changed by the Fund upon 60 days’ notice to shareholders.

Principal Risks of Investing in the Fund

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Concentration Risk: Because the Fund may invest a significant portion of its assets in securities issued by companies operating directly in the “technology industry,” which generally consists of companies which develop, produce or distribute products or services related to computers, semi-conductors and electronics (“Technology Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry. The prices of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market and rapid obsolescence of products. Some Technology Companies may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

The bar chart shows changes in the Fund’s performance from calendar year to calendar year.

BEST QUARTER	WORST QUARTER
25.30%	(20.45)%
6/30/2020	6/30/2022

Average Annual Total Returns
This table compares the Fund’s Class I shares average annual total returns for the periods ended December 31, 2023 to those of the S&P 500® Equal Weight Information Technology Index.
Average Annual Total Returns - RED OAK TECHNOLOGY SELECT FUND		Label	1 Year	5 Years	10 Years
RED OAK TECHNOLOGY SELECT FUND		Returns Before Taxes	47.76%	16.61%	15.25%
RED OAK TECHNOLOGY SELECT FUND | Returns After Taxes on Distributions	[1]		46.33%	15.19%	14.06%
RED OAK TECHNOLOGY SELECT FUND | Returns After Taxes on Distributions and Sale of Fund Shares	[1]		29.30%	13.31%	12.63%
S&P 500® Equal Weight Information Technology Index (reflects no deductions for fees, expenses or taxes)			35.73%	19.86%	17.18%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

RED OAK TECHNOLOGY SELECT FUND | Equity Securities Risk [Member]

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

RED OAK TECHNOLOGY SELECT FUND | Foreign Securities Risk [Member]

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

RED OAK TECHNOLOGY SELECT FUND | Growth Investing Risk [Member]

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

RED OAK TECHNOLOGY SELECT FUND | Large Cap Risk [Member]

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

RED OAK TECHNOLOGY SELECT FUND | Management Risk [Member]
Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.
RED OAK TECHNOLOGY SELECT FUND | Market Risk [Member]
Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.
RED OAK TECHNOLOGY SELECT FUND | REITs Risk [Member]

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

RED OAK TECHNOLOGY SELECT FUND | Mid Cap Risk [Member]

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

RED OAK TECHNOLOGY SELECT FUND | Small Cap Risk [Member]

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

RED OAK TECHNOLOGY SELECT FUND | Concentration Risk [Member]

Concentration Risk: Because the Fund may invest a significant portion of its assets in securities issued by companies operating directly in the “technology industry,” which generally consists of companies which develop, produce or distribute products or services related to computers, semi-conductors and electronics (“Technology Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry. The prices of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market and rapid obsolescence of products. Some Technology Companies may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

BLACK OAK EMERGING TECHNOLOGY FUND
Black Oak Emerging Technology Fund SUMMARY
Investment Goal
The Fund seeks long-term capital growth.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BLACK OAK EMERGING TECHNOLOGY FUND BLACK OAK EMERGING TECHNOLOGY FUND
Management Fees	0.74%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.07%

Example
This Example is intended to help you compare the cost of investing in the Fund’s Class I shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
BLACK OAK EMERGING TECHNOLOGY FUND | BLACK OAK EMERGING TECHNOLOGY FUND | USD ($)	109	340	590	1,306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of companies that the Adviser considers to be well-positioned to become market leaders among “emerging” technology companies. Emerging technology companies are those that the Adviser believes have the potential to develop, or are expected to benefit from, new technology or significant improvements or enhancements to existing technology. Current examples of emerging technology companies include those developing, producing or distributing products or services related to computer networking, fiber optics and photonics, data storage, bandwidth enhancement, wireless and other communications technology, and high-speed voice, video and data transfer combinations. The types of companies the Adviser considers to be emerging technology companies can be expected to change over time as developments in technology occur.

The Adviser’s investment process begins with a top-down analysis of economic conditions, sectors and industries that it considers to have the best potential for emerging technology to drive long-term growth. It then focuses in on the present or potential key performers in those areas based on a highly subjective analysis of individual companies’ fundamental values such as earnings growth potential and the quality of corporate management. The Adviser generally does not base stock selections on a company’s size, but rather on its assessment of a company’s fundamental prospects for growth. Nonetheless, the Fund tends to own stocks of small to medium capitalization companies and may own stocks of newer, less-established companies of any size. The Fund invests primarily in common stocks of U.S. companies, but may, to a lesser extent, invest in equity REITs, common stocks of foreign companies and American Depositary Receipts (“ADRs”).

The Adviser may sell a security if the reason for its original purchase changes or when it believes better opportunities are available among emerging technology companies.

The Fund has adopted a policy that it will invest at least 80% of its net assets, under normal circumstances, in equity securities of emerging technology companies, as determined by the Adviser. This policy may be changed by the Fund upon 60 days’ notice to shareholders.

Principal Risks of Investing in the Fund

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Investment Focus Risk: Because the Fund may invest a significant portion of its assets in securities issued by companies conducting business in emerging technology industries, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect those industries. The prices of emerging technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market and rapid obsolescence of products. Some of the companies involved in emerging technology industries may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

The bar chart shows changes in the Fund’s performance from calendar year to calendar year.

BEST QUARTER	WORST QUARTER
28.32%	(20.14)%
6/30/2020	3/31/2020

Average Annual Total Returns
This table compares the Fund’s Class I shares average annual total returns for the periods ended December 31, 2023 to those of the S&P 500® Equal Weight Information Technology Index.
Average Annual Total Returns - BLACK OAK EMERGING TECHNOLOGY FUND		Label	1 Year	5 Years	10 Years
BLACK OAK EMERGING TECHNOLOGY FUND		Returns Before Taxes	17.79%	16.81%	11.81%
BLACK OAK EMERGING TECHNOLOGY FUND | Returns After Taxes on Distributions	[1]		16.78%	15.31%	10.45%
BLACK OAK EMERGING TECHNOLOGY FUND | Returns After Taxes on Distributions and Sale of Fund Shares	[1]		11.27%	13.58%	9.54%
S&P 500® Equal Weight Information Technology Index (reflects no deductions for fees, expenses or taxes)			35.73%	19.86%	17.18%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BLACK OAK EMERGING TECHNOLOGY FUND | Equity Securities Risk [Member]

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

BLACK OAK EMERGING TECHNOLOGY FUND | Foreign Securities Risk [Member]

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

BLACK OAK EMERGING TECHNOLOGY FUND | Growth Investing Risk [Member]

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

BLACK OAK EMERGING TECHNOLOGY FUND | Investment Focus Risk [Member]

Investment Focus Risk: Because the Fund may invest a significant portion of its assets in securities issued by companies conducting business in emerging technology industries, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect those industries. The prices of emerging technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market and rapid obsolescence of products. Some of the companies involved in emerging technology industries may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

BLACK OAK EMERGING TECHNOLOGY FUND | Large Cap Risk [Member]

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

BLACK OAK EMERGING TECHNOLOGY FUND | Management Risk [Member]
Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.
BLACK OAK EMERGING TECHNOLOGY FUND | Market Risk [Member]
Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.
BLACK OAK EMERGING TECHNOLOGY FUND | REITs Risk [Member]

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

BLACK OAK EMERGING TECHNOLOGY FUND | Mid Cap Risk [Member]

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

BLACK OAK EMERGING TECHNOLOGY FUND | Small Cap Risk [Member]

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

LIVE OAK HEALTH SCIENCES FUND
Live Oak Health Sciences Fund SUMMARY
Investment Goal
The Fund seeks long-term capital growth.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LIVE OAK HEALTH SCIENCES FUND LIVE OAK HEALTH SCIENCES FUND
Management Fees	0.74%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.02%

Example
This Example is intended to help you compare the cost of investing in the Fund’s Class I shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LIVE OAK HEALTH SCIENCES FUND | LIVE OAK HEALTH SCIENCES FUND | USD ($)	104	325	563	1,248

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences. These “health science” companies include pharmaceutical firms, designers and manufacturers of medical equipment and supplies, operators of hospitals, other health-care services, and biotechnological researchers and developers. The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in companies doing business in the health science industry, but will regularly invest in health science companies well in excess of this amount. The Fund invests primarily in common stocks of U.S. companies, but may, to a lesser extent, invest in equity REITs, common stocks of foreign companies and American Depositary Receipts (“ADRs”) that meet the investment criteria of the Fund, as further described below.

The Adviser identifies what it believes to be the most attractive areas within health science and then narrows its search to individual stocks, paying particular attention to companies who are well-positioned to take advantage of technological advances, innovative changes and demographic trends affecting the health science industry. The Adviser’s stock selection process is based on a quantitative and qualitative analysis of individual companies’ fundamentals such as valuation, earnings growth potential, competitive advantages and the quality of corporate management. The Fund generally invests in large and medium capitalization companies, but can invest in companies of any size.

The Adviser invests with a long-term focus and seeks to keep the Fund’s portfolio turnover to a minimum relative to its peers. The Adviser may sell a security if the reason for its original purchase changes or when it believes better opportunities are available.

The Fund has adopted a policy that it will invest at least 80% of its net assets, under normal circumstances, in equity securities of health science companies, as determined by the Adviser. This policy may be changed by the Fund upon 60 days’ notice to shareholders.

Principal Risks of Investing in the Fund

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Concentration Risk: Because the Fund may invest a significant portion of its assets in securities issued by health science companies, the Fund is subject to legislative or regulatory changes, including governmental approval of certain products or services and changes in government policies towards parts of the health science industry, adverse market conditions and/or increased competition affecting this industry, and the risk of product liability and/or malpractice lawsuits. The prices of health science companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market, and rapid technological change and obsolescence of products. Some health science companies may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a its growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund’s Class I shares. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.

The bar chart shows changes in the Fund’s performance from calendar year to calendar year.

BEST QUARTER	WORST QUARTER
13.35%	(13.12)%
12/31/2022	12/31/2018

Average Annual Total Returns
This table compares the Fund’s Class I shares average annual total returns for the periods ended December 31, 2023 to those of the S&P 500® Health Care Index.
Average Annual Total Returns - LIVE OAK HEALTH SCIENCES FUND		Label	1 Year	5 Years	10 Years
LIVE OAK HEALTH SCIENCES FUND		Returns Before Taxes	1.19%	9.23%	8.13%
LIVE OAK HEALTH SCIENCES FUND | Returns After Taxes on Distributions	[1]		(0.24%)	8.15%	6.39%
LIVE OAK HEALTH SCIENCES FUND | Returns After Taxes on Distributions and Sale of Fund Shares	[1]		1.72%	7.22%	6.21%
S&P 500 Health Care Index (reflects no deduction for fees, expenses, or taxes)			2.06%	11.59%	11.35%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, Fund Returns After Taxes on Distributions and Sale of Fund Shares may be higher than returns excluding the sale of Fund shares because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.

LIVE OAK HEALTH SCIENCES FUND | Equity Securities Risk [Member]

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

LIVE OAK HEALTH SCIENCES FUND | Foreign Securities Risk [Member]

Foreign Securities Risk: The Fund is subject to the risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

LIVE OAK HEALTH SCIENCES FUND | Growth Investing Risk [Member]

Growth Investing Risk: The Fund is subject to the risk that the Adviser’s bias towards a its growth-oriented style of investing may underperform other investment styles or the equity markets as a whole. A principal risk of growth investing is that prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

LIVE OAK HEALTH SCIENCES FUND | Large Cap Risk [Member]

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

LIVE OAK HEALTH SCIENCES FUND | Management Risk [Member]
Management Risk: Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results.
LIVE OAK HEALTH SCIENCES FUND | Market Risk [Member]
Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.
LIVE OAK HEALTH SCIENCES FUND | REITs Risk [Member]

REITs Risk: REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

LIVE OAK HEALTH SCIENCES FUND | Mid Cap Risk [Member]

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

LIVE OAK HEALTH SCIENCES FUND | Small Cap Risk [Member]

Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.

LIVE OAK HEALTH SCIENCES FUND | Concentration Risk [Member]

Concentration Risk: Because the Fund may invest a significant portion of its assets in securities issued by health science companies, the Fund is subject to legislative or regulatory changes, including governmental approval of certain products or services and changes in government policies towards parts of the health science industry, adverse market conditions and/or increased competition affecting this industry, and the risk of product liability and/or malpractice lawsuits. The prices of health science companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market, and rapid technological change and obsolescence of products. Some health science companies may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.